Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.0000001	₪ 0.0000001
Ordinary shares, authorized	391,000,000	391,000,000
Ordinary shares, issued	261,419,599	261,419,599
Ordinary shares, outstanding	261,419,599	261,419,599